Business Acquisitions - Measurement Period Adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 21, 2019
Business Combinations - Measurement Period Adjustment [Abstract]
Total purchase price		$ 1,472
Acquisition-related costs (included in selling, general and administration expenses for the fiscal year ended February 29, 2016)	$ 12
Acquired technology		283
Goodwill		$ 899